UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00749

STONEBRIDGE FUNDS TRUST

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Richard C. Barrett, President

Stonebridge Funds Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-639-3935

Date of fiscal year end:     October 31

Date of reporting period:  November 1, 2011 - April 30, 2012

Item 1.	Reports to Stockholders.

April 30, 2012 (Unaudited)

Stonebridge Funds Trust

Letter to Shareholders

April 30, 2012 (Unaudited)

OVERVIEW

Similar to the seasonal cycles of the last few years, the first six months of fiscal year 2012 saw strong performance in the equity markets. Identical to last year, most of the robust performance occurred in the first quarter of calendar year 2012. During this period, the Dow Jones Industrial Average returned 9%, the S&P 500 Index returned 13% and the Russell 2000 Index returned 12%. The Dow and S&P 500 recorded their best quarterly returns since 1998 with the S&P 500 advancing in 11 out of 13 weeks. Volatility declined significantly as the fiscal year progressed as the domestic economy strengthened, Greece restructured its debt and the Federal Reserve maintained an accommodative policy stance. As we entered the second quarter, the trends began to reverse due to political instability from several elections in Europe – resembling the seasonal trend to which we’ve unfortunately grown accustomed.

The fiscal year began on a positive note as economic data surprised to the upside and the European financial situation stabilized. Initial jobless claims moved to their lowest level in four years and housing starts neared their highest level in three years. On the corporate front, earnings posted year over year growth and the majority of U.S. financial institutions passed government-issued stress tests. In Europe, Greece agreed to further austerity measures, which opened access to additional bailout funds. As we entered April, the indices paused on the possibility of a slowdown in China, concerns over various European elections and the deteriorating financial condition of Spain.

The best performing economic sectors for the Funds during the first half of the 2012 fiscal year were the Industrial and Technology sectors. As we mentioned in prior letters to shareholders, we believed such strong performance was likely due to the attractive growth rates of our technology investments and the niche focus of our industrial investments. The energy sector also contributed to the overall returns of the Funds. The Funds continue to remain cautious of tenuous discretionary consumer spending; however, there are some interesting consumer businesses with strong growth profiles and market-leading positions. We have identified industrial companies that maintain a technological edge in niche markets and have taken advantage of the market volatility to add new investments into the Funds. We anticipate continued mergers and acquisitions activity as interest rates remain historically low and corporations retain significant cash positions.

Semi-Annual Report | April 30, 2012	1

Letter to Shareholders

April 30, 2012 (Unaudited)

STONEBRIDGE SMALL-CAP GROWTH FUND

For the fiscal year to date through April 30, 2012, the Stonebridge Small-Cap Growth Fund rose 6.30%, less than the 10.58% rise in the Russell 2000 Growth Index. The Fund lagged the comparative index due to the negative performance of a few health care investments in late April. These investments in the Health Care Information Technology Industry (HCIT) had been strong performers prior to April 2012 and we had realized earlier profits. Following the decline in share price, the Fund has increased its exposure to these HCIT companies believing that the future growth of these investments is vastly better to most other investment opportunities.

The Fund’s overweight position in technology helped its performance most during the first six months of fiscal year 2012. As a result of this strong performance, the Fund has redeployed some of the proceeds from these technology investments into health care and energy companies. As we head into the second six months of the fiscal year, we believe that the Fund is positioned for improved relative performance based upon its current holdings. As always, the Fund will remain disciplined in its strategy of investing in high quality growth companies.

Stonebridge Small-Cap Growth Fund (SBAGX) Sector Allocation

as a Percent of Net Assets As of April 30, 2012*

* These allocations may not reflect the current or future position of the portfolio.

2	Stonebridge Funds Trust

Letter to Shareholders

April 30, 2012 (Unaudited)

STONEBRIDGE INSTITUTIONAL SMALL-CAP GROWTH FUND

For the fiscal year to date through April 30, 2012, the Stonebridge Institutional Small-Cap Growth Fund rose 6.96%, less than the 10.58% rise in the Russell 2000 Growth Index.

Performance for the time period can be attributed to the same explanation as was given above for the Stonebridge Small-Cap Growth Fund.

Stonebridge Institutional Small-Cap Growth Fund (SBSCX) Sector Allocation

as a Percent of Net Assets As of April 30, 2012*

* These allocations may not reflect the current or future position of the portfolio.

CONCLUSION

In managing the Funds in accordance with their strategies, we seek to identify strong businesses that we believe exhibit competitive advantages, growing market share, and healthy balance sheets, and that are poised to rapidly grow earnings in excess of market expectations. We are positioning the Funds toward those businesses and economic sectors that we believe contain the best opportunities for future growth and attractive investment returns. Although we are most excited about the outlook for technology and health care companies, we believe that we will continue to find opportunities for the Funds across sectors that can deliver strong performance results for shareholders.

Thank you for your investment in the Stonebridge Funds. Should you have any questions or concerns, please call a Shareholder Services Representative at 1-800-639-3935.

Sincerely,

Richard C. Barrett, CFA

Matthew W. Markatos, CFA

Portfolio Managers

Performance data quoted above represents past performance. Past performance does not guarantee future results.

Semi-Annual Report | April 30, 2012	3

Letter to Shareholders

April 30, 2012 (Unaudited)

DEFINITIONS:

Dow Jones Industrial Average

A price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ.

The Russell 2000 Growth Index

(Russell 2000 G) is an unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies in terms of market capitalization. The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-cap growth market. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. You cannot invest directly in an index.

S&P 500

The S&P 500 Index is a capitalization-weighted index of 500 widely traded stocks. Created by Standard & Poor’s, it is considered to represent the performance of the stock market in general. It is not an investment product available for purchase.

4	Stonebridge Funds Trust

Institutional Small-Cap Growth Fund (SBSCX)	Statement of Investments
April 30, 2012 (Unaudited)

	Shares	Market Value
COMMON STOCKS (98.32%)
BASIC MATERIALS - (3.10%)
Mining (3.10%)
Allied Nevada Gold Corp.**	13,500	$395,415

TOTAL BASIC MATERIALS		395,415

CONSUMER CYCLICAL - (3.25%)
Education Services (3.25%)
Grand Canyon Education, Inc.**	23,800	413,882

TOTAL CONSUMER CYCLICAL		413,882

CONSUMER DISCRETIONARY - (11.31%)
Casinos & Gaming (0.59%)
WMS Industries, Inc.**	3,100	75,981

Consumer Electronics (4.03%)
Harman International Industries, Inc.	10,350	513,153

Education Services (3.20%)
K12, Inc.**	16,000	408,000

Internet (1.47%)
Ancestry.com, Inc.**	7,000	186,900

Special Consumer Services (2.02%)
Steiner Leisure Ltd.**	5,475	257,106

TOTAL CONSUMER DISCRETIONARY		1,441,140

ENERGY - (9.21%)
Coal & Consumable Fuels (2.73%)
Cloud Peak Energy, Inc.**	22,600	347,814

Oil & Gas (1.60%)
Carrizo Oil & Gas, Inc.**	7,250	203,290

Oil & Gas - Drilling (2.03%)
Atwood Oceanics, Inc.**	5,850	259,331

Semi-Annual Report | April 30, 2012	5

Institutional Small-Cap Growth Fund (SBSCX)	Statement of Investments
April 30, 2012 (Unaudited)

	Shares	Market Value
Oil & Gas Services (2.85%)
CARBO Ceramics, Inc.	1,300	$109,317
McDermott International, Inc.**	22,500	254,250

		363,567

TOTAL ENERGY		1,174,002

FINANCIALS - (7.76%)
Asset Management (1.07%)
Waddell & Reed Financial, Inc., Class A	4,250	135,915

Diversified Financial Services (4.24%)
Higher One Holdings, Inc.**	34,250	540,122

Investment Bank & Brokerage (2.45%)
FXCM, Inc., Class A	27,000	312,660

TOTAL FINANCIALS		988,697

HEALTH CARE - (24.33%)
Biotechnology (0.45%)
Genomic Health, Inc.**	2,000	57,320

Health Care - Equipment (1.62%)
Symmetry Medical, Inc.**	20,200	143,622
Volcano Corp.**	2,300	62,445

		206,067

Health Care - Managed Care (3.97%)
Accretive Health, Inc.**	50,250	505,515

Health Care - Services (5.61%)
HMS Holdings Corp.**	22,500	541,350
IPC The Hospitalist Co., Inc.**	4,500	172,845

		714,195

Health Care - Supplies (3.06%)
Merit Medical Systems, Inc.**	29,500	389,990

Health Care - Technology (6.57%)
Allscripts Healthcare Solutions, Inc.**	47,250	523,530
Quality Systems, Inc.	8,400	314,160

		837,690

6	Stonebridge Funds Trust

Institutional Small-Cap Growth Fund (SBSCX)	Statement of Investments
April 30, 2012 (Unaudited)

	Shares	Market Value
Life Science Tools (3.05%)
Luminex Corp.**	5,200	$130,208
PAREXEL International Corp.**	9,600	258,624

		388,832

TOTAL HEALTH CARE		3,099,609

INDUSTRIALS - (10.67%)
Aerospace/Defense (2.05%)
Hexcel Corp.**	4,750	130,055
Spirit Aerosystems Holdings, Inc., Class A**	5,250	131,250

		261,305

Construction & Engineering (7.03%)
Aegion Corp.**	25,600	467,200
Chicago Bridge & Iron Co. N.V.	2,750	122,155
Tutor Perini Corp.**	20,150	306,482

		895,837

Machinery - Construction & Farming (1.59%)
Titan International, Inc.	7,000	202,230

TOTAL INDUSTRIALS		1,359,372

INFORMATION TECHNOLOGY - (15.01%)
Application Software (3.09%)
Netscout Systems, Inc.**	6,200	128,278
Parametric Technology Corp.**	12,300	265,434

		393,712

Communications Equipment (4.15%)
Riverbed Technology, Inc.**	26,800	528,764

Computer Storage/Peripherals (2.12%)
Intermec, Inc.**	50,700	269,724

IT Consulting & Services (2.09%)
Mistras Group, Inc.**	11,350	266,385

Semiconductors (3.56%)
TriQuint Semiconductor, Inc.**	93,000	453,840

TOTAL INFORMATION TECHNOLOGY		1,912,425

Semi-Annual Report | April 30, 2012	7

Institutional Small-Cap Growth Fund (SBSCX)	Statement of Investments
April 30, 2012 (Unaudited)

	Shares	Market Value
MATERIALS - (0.98%)
Chemicals (0.98%)
Intrepid Potash, Inc.**	5,000	$124,250

TOTAL MATERIALS		124,250

TECHNOLOGY - (11.70%)
Application Software (4.43%)
Kenexa Corp.**	9,600	313,632
SPS Commerce, Inc.**	9,000	250,380

		564,012

Communications Equipment (4.82%)
Acme Packet, Inc.**	21,850	613,329

Electronic Components (2.09%)
DTS, Inc.**	8,550	266,760

Semiconductors (0.36%)
Cree, Inc.**	1,500	46,350

TOTAL TECHNOLOGY		1,490,451

UTILITIES - (1.00%)
Multi-Utilities (1.00%)
Elster Group SE - ADR**	8,500	126,820

TOTAL UTILITIES		126,820

TOTAL COMMON STOCKS (Cost $12,416,113)		12,526,063

MONEY MARKET MUTUAL FUNDS (1.14%)
Fifth Third U.S. Treasury Money Market Fund - Institutional Class
(0.01% 7 Day Yield)	145,000	145,000

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $145,000)		145,000

TOTAL INVESTMENTS (99.46%) (Cost $12,561,113)		$12,671,063
OTHER ASSETS IN EXCESS OF LIABILITIES (0.54%)		68,987

NET ASSETS (100.00%)		$12,740,050

8	Stonebridge Funds Trust

Institutional Small-Cap Growth Fund (SBSCX)	Statement of Investments
April 30, 2012 (Unaudited)

**	Non Income Producing Security.

ADR -	American Depositary Receipt.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for public limited liability corporation.
SE -	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

The accompanying Notes to Financial Statements are an integral part of the financial statements.

Semi-Annual Report | April 30, 2012	9

Small-Cap Growth Fund (SBAGX)	Statement of Investments
April 30, 2012 (Unaudited)

	Shares	Market Value
COMMON STOCKS (98.42%)
BASIC MATERIALS - (3.11%)
Mining (3.11%)
Allied Nevada Gold Corp.**	6,000	$175,740

TOTAL BASIC MATERIALS		175,740

CONSUMER CYCLICAL - (3.21%)
Education Services (3.21%)
Grand Canyon Education, Inc.**	10,450	181,726

TOTAL CONSUMER CYCLICAL		181,726

CONSUMER DISCRETIONARY - (11.20%)
Casinos & Gaming (0.59%)
WMS Industries, Inc.**	1,350	33,088

Consumer Electronics (3.99%)
Harman International Industries, Inc.	4,550	225,589

Education Services (3.17%)
K12, Inc.**	7,025	179,138

Internet (1.46%)
Ancestry.com, Inc.**	3,100	82,770

Special Consumer Services (1.99%)
Steiner Leisure Ltd.**	2,400	112,704

TOTAL CONSUMER DISCRETIONARY		633,289

ENERGY - (9.20%)
Coal & Consumable Fuels (2.70%)
Cloud Peak Energy, Inc.**	9,925	152,746

Oil & Gas (1.57%)
Carrizo Oil & Gas, Inc.**	3,175	89,027

Oil & Gas - Drilling (2.04%)
Atwood Oceanics, Inc.**	2,600	115,258

10	Stonebridge Funds Trust

Small-Cap Growth Fund (SBAGX)	Statement of Investments
April 30, 2012 (Unaudited)

	Shares	Market Value
Oil & Gas Services (2.89%)
CARBO Ceramics, Inc.	600	$50,454
McDermott International, Inc.**	10,000	113,000

		163,454

TOTAL ENERGY		520,485

FINANCIALS - (7.71%)
Asset Management (1.06%)
Waddell & Reed Financial, Inc., Class A	1,875	59,962

Diversified Financial Services (4.19%)
Higher One Holdings, Inc.**	15,050	237,339

Investment Bank & Brokerage (2.46%)
FXCM, Inc., Class A	12,000	138,960

TOTAL FINANCIALS		436,261

HEALTH CARE - (24.25%)
Biotechnology (0.44%)
Genomic Health, Inc.**	875	25,077

Health Care - Equipment (1.59%)
Symmetry Medical, Inc.**	8,875	63,101
Volcano Corp.**	1,000	27,150

		90,251

Health Care - Managed Care (3.96%)
Accretive Health, Inc.**	22,250	223,835

Health Care - Services (5.61%)
HMS Holdings Corp.**	10,000	240,600
IPC The Hospitalist Co., Inc.**	2,000	76,820

		317,420

Health Care - Supplies (3.06%)
Merit Medical Systems, Inc.**	13,075	172,852

Health Care - Technology (6.59%)
Allscripts Healthcare Solutions, Inc.**	21,000	232,680
Quality Systems, Inc.	3,750	140,250

		372,930

Semi-Annual Report | April 30, 2012	11

Small-Cap Growth Fund (SBAGX)	Statement of Investments
April 30, 2012 (Unaudited)

	Shares	Market Value
Life Science Tools (3.00%)
Luminex Corp.**	2,200	$55,088
PAREXEL International Corp.**	4,250	114,495

		169,583

TOTAL HEALTH CARE		1,371,948

INDUSTRIALS - (10.98%)
Aerospace/Defense (2.06%)
Hexcel Corp.**	2,150	58,867
Spirit Aerosystems Holdings, Inc., Class A**	2,300	57,500

		116,367

Construction & Engineering (6.88%)
Aegion Corp.**	11,375	207,594
Chicago Bridge & Iron Co. N.V.	1,200	53,304
Tutor Perini Corp.**	8,450	128,524

		389,422

Machinery - Construction & Farming (2.04%)
Titan International, Inc.	4,000	115,560

TOTAL INDUSTRIALS		621,349

INFORMATION TECHNOLOGY - (15.00%)
Application Software (3.10%)
Netscout Systems, Inc.**	2,750	56,897
Parametric Technology Corp.**	5,500	118,690

		175,587

Communications Equipment (4.15%)
Riverbed Technology, Inc.**	11,900	234,787

Computer Storage/Peripherals (2.12%)
Intermec, Inc.**	22,500	119,700

IT Consulting & Services (2.07%)
Mistras Group, Inc.**	5,000	117,350

Semiconductors (3.56%)
TriQuint Semiconductor, Inc.**	41,250	201,300

TOTAL INFORMATION TECHNOLOGY		848,724

12	Stonebridge Funds Trust

Small-Cap Growth Fund (SBAGX)	Statement of Investments
April 30, 2012 (Unaudited)

	Shares	Market Value
MATERIALS - (1.05%)
Chemicals (1.05%)
Intrepid Potash, Inc.**	2,400	$59,640

TOTAL MATERIALS		59,640

TECHNOLOGY - (11.72%)
Application Software (4.42%)
Kenexa Corp.**	4,250	138,847
SPS Commerce, Inc.**	4,000	111,280

		250,127

Communications Equipment (4.79%)
Acme Packet, Inc.**	9,650	270,876

Electronic Components (2.10%)
DTS, Inc.**	3,800	118,560

Semiconductors (0.41%)
Cree, Inc.**	750	23,175

TOTAL TECHNOLOGY		662,738

UTILITIES - (0.99%)
Multi-Utilities (0.99%)
Elster Group SE - ADR**	3,750	55,950

TOTAL UTILITIES		55,950

TOTAL COMMON STOCKS (Cost $5,507,104)		5,567,850

MONEY MARKET MUTUAL FUNDS (1.58%)
Fifth Third U.S. Treasury Money Market Fund - Institutional Class
(0.01% 7 Day Yield)	89,387	89,387

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $89,387)		89,387

TOTAL INVESTMENTS (100.00%) (Cost $5,596,491)		$5,657,237
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.00%)(1)		(77)

NET ASSETS (100.00%)		$5,657,160

Semi-Annual Report | April 30, 2012	13

Small-Cap Growth Fund (SBAGX)	Statement of Investments
April 30, 2012 (Unaudited)

**	Non Income Producing Security.
(1)	Less than 0.005%.

ADR -	American Depositary Receipt.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for public limited liability corporation.
SE -	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

The accompanying Notes to Financial Statements are an integral part of the financial statements.

14	Stonebridge Funds Trust

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Institutional Small- Cap Growth Fund (SBSCX)	Small-Cap Growth Fund (SBAGX)
ASSETS:
Investments, at value (Cost-see below)	$12,671,063	$5,657,237
Receivable for investments sold	1,251,576	522,033
Interest and dividends receivable	1,375	614
Prepaid and other assets	19,466	10,992

Total assets	13,943,480	6,190,876

LIABILITIES:
Payable for investments purchased	1,096,280	491,781
Payable for fund shares redeemed	41,230	–
Accrued investment advisory fees	8,052	3,558
Accrued administration fees	6,060	6,060
Accrued transfer agent fees	8,309	5,002
Accrued legal fees	1,485	799
Accrued audit fees	33,543	21,563
Accrued trustee fees	475	319
Accrued other expenses	7,996	4,634

Total liabilities	1,203,430	533,716

Net Assets	$12,740,050	$5,657,160

COMPOSITION OF NET ASSETS:
Paid-in capital	$13,910,815	$5,276,983
Accumulated net investment loss	(213,503)	(124,808)
Accumulated net realized gain/(loss) on investments	(1,067,212)	444,239
Net unrealized appreciation in value of investments	109,950	60,746

Net Assets	$12,740,050	$5,657,160

NET ASSET VALUE PER SHARE:
Net Assets	$12,740,050	$5,657,160
Shares outstanding	1,508,375	698,800
Net asset value and redemption price per share	$8.45	$8.10

COST OF INVESTMENTS	$12,561,113	$5,596,491

The accompanying Notes to Financial Statements are an integral part of the financial statements

Semi-Annual Report | April 30, 2012	15

Statements of Operations

For the Six Months Ended April 30, 2012 (Unaudited)

	Institutional Small- Cap Growth Fund (SBSCX)	Small-Cap Growth Fund (SBAGX)
INCOME:
Dividends (Net Foreign Tax $(54) and $(24) respectively)	$13,194	$5,917
Interest	8	5

Total Income	13,202	5,922

EXPENSES:
Investment advisory fees	48,255	21,360
Administration fees	37,311	37,310
Transfer agent fees	33,503	14,244
Fund accounting fees and expenses	18,399	12,453
Custodian fees	4,305	3,157
Legal fees	34,885	15,730
Printing fees	8,428	3,863
Registration fees	4,401	3,238
Audit fees	11,143	7,163
Trustee fees and expenses	8,088	3,706
Insurance	13,991	6,274
Other	3,996	2,232

Total Expenses	226,705	130,730

Net Investment Loss	(213,503)	(124,808)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	1,679,456	743,224
Unrealized appreciation of investments
Beginning of year	718,798	338,287
End of period	109,950	60,746

Change in net unrealized appreciation of investments	(608,848)	(277,541)

Net Realized and Unrealized Gain on Investments	1,070,608	465,683

Net Increase in Net Assets Resulting From Operations	$857,105	$340,875

The accompanying Notes to Financial Statements are an integral part of the financial statements.

16	Stonebridge Funds Trust

Statements of Changes in Net Assets

Institutional Small-Cap Growth Fund (SBSCX)

	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment loss	$(213,503)	$(405,480)
Net realized gain on investments	1,679,456	1,294,239
Change in net unrealized appreciation of investments	(608,848)	(816,450)

Increase in Net Assets Resulting from Operations	857,105	72,309

SHARES OF BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Net Decrease in Shareholder Activity Derived from Beneficial Interest Transactions	(573,632)	(1,108,202)

NET INCREASE/(DECREASE) IN NET ASSETS	283,473	(1,035,893)

NET ASSETS:
Beginning of year	12,456,577	13,492,470

End of period*	$12,740,050	$12,456,577

*Includes accumulated net investment income/(loss) of:	$(213,503)	$–

The accompanying Notes to Financial Statements are an integral part of the financial statements.

Semi-Annual Report | April 30, 2012	17

Statements of Changes in Net Assets

Small-Cap Growth Fund (SBAGX)

	For the Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS:
Net investment loss	$(124,808)	$(239,239)
Net realized gain on investments	743,224	564,168
Change in net unrealized appreciation of investments	(277,541)	(360,662)

Increase/(Decrease) in Net Assets Resulting from Operations	340,875	(35,733)

SHARES OF BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Net Decrease in Shareholder Activity Derived from Beneficial Interest Transactions	(295,895)	(138,851)

NET INCREASE/(DECREASE) IN NET ASSETS	44,980	(174,584)

NET ASSETS:
Beginning of year	5,612,180	5,786,764

End of period*	$5,657,160	$5,612,180

*Includes accumulated net investment income/(loss) of:	$(124,808)	$–

The accompanying Notes to Financial Statements are an integral part of the financial statements.

18	Stonebridge Funds Trust

Page Intentionally Left Blank.

Institutional Small-Cap Growth Fund (SBSCX)

Selected Data for Each Share of Beneficial Interest Outstanding Throughout the Periods Indicated:

The financial highlights table is intended to help you understand the Institutional Small-Cap Growth Fund’s financial performance for each of the past five fiscal years and the six-month period commencing with the beginning of the Fund’s current fiscal year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PER SHARE DATA

Net asset value, beginning of period

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:

Net investment loss

Net realized and unrealized gain/(loss) on investments

Total Income/(Loss) from Investment Operations

DISTRIBUTIONS TO SHAREHOLDERS:

From net realized gain on investments

Total Distributions to Shareholders

Net asset value, end of period

Total Return

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in 000s)

Ratio of operating expenses to average net assets

Ratio of operating expenses to average net assets before fee waivers and subsidy reimbursements

Ratio of net investment loss to average net assets

Ratio of net investment loss to average net assets before fee waivers and subsidy reimbursements

Portfolio turnover rate

(1)	Total return not annualized for periods less than one full year.
(2)	Annualized.

The accompanying Notes to Financial Statements are an integral part of the financial statements.

20	Stonebridge Funds Trust

Financial Highlights

Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007

$7.90	$7.91	$6.38	$5.35	$11.62	$9.94

(0.14)	(0.26)	(0.24)	(0.18)	(0.21)	(0.18)
0.69	0.25	1.77	1.21	(5.02)	1.86

0.55	(0.01)	1.53	1.03	(5.23)	1.68

–	–	–	–	(1.04)	–

–	–	–	–	(1.04)	–

$8.45	$7.90	$7.91	$6.38	$5.35	$11.62

6.96%(1)	(0.13)%	23.98%	19.25%	(49.06)%	16.90%

$12,740	$12,457	$13,492	$11,767	$10,583	$22,333

3.52%(2)	3.36%	3.40%	3.85%	2.86%	2.52%

N/A	N/A	3.48%	N/A	N/A	2.62%

(3.32)%(2)	(2.96)%	(3.19)%	(3.34)%	(2.43)%	(1.62)%

N/A	N/A	(3.27)%	N/A	N/A	(1.72)%

126%	195%	115%	137%	145%	163%

Semi-Annual Report | April 30, 2012	21

Small-Cap Growth Fund (SBAGX)

Selected Data for Each Share of Beneficial Interest Outstanding Throughout the Periods Indicated:

The financial highlights table is intended to help you understand the Small-Cap Growth Fund’s financial performance for each of the past five fiscal years and the six-month period commencing with the beginning of the Fund’s current fiscal year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PER SHARE DATA

Net asset value, beginning of period

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:

Net investment loss

Net realized and unrealized gain/(loss) on investments

Total Income/(Loss) from Investment Operations

DISTRIBUTIONS TO SHAREHOLDERS:

From net realized gain on investments

Total Distributions to Shareholders

Net asset value, end of period

Total Return

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in 000s)

Ratio of operating expenses to average net assets

Ratio of operating expenses to average net assets before fee waivers and subsidy reimbursements

Ratio of net investment loss to average net assets

Ratio of net investment loss to average net assets before fee waivers and subsidy reimbursements

Portfolio turnover rate

(1)	Total return not annualized for periods less than one full year.
(2)	Annualized.

The accompanying Notes to Financial Statements are an integral part of the financial statements.

22	Stonebridge Funds Trust

Financial Highlights

Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007

$7.62	$7.70	$6.27	$5.27	$13.17	$11.13

(0.18)	(0.32)	(0.31)	(0.23)	(0.25)	(0.30)
0.66	0.24	1.74	1.23	(5.09)	2.69

0.48	(0.08)	1.43	1.00	(5.34)	2.39

–	–	–	–	(2.56)	(0.35)

–	–	–	–	(2.56)	(0.35)

$8.10	$7.62	$7.70	$6.27	$5.27	$13.17

6.30%(1)	(1.04)%	22.81%	18.98%	(49.43)%	21.94%

$5,657	$5,612	$5,787	$5,094	$4,717	$8,908

4.59%(2)	4.34%	4.43%	4.72%	3.74%	3.14%

N/A	N/A	4.62%	N/A	N/A	3.55%

(4.38)%(2)	(3.94)%	(4.22)%	(4.22)%	(3.31)%	(2.46)%

N/A	N/A	(4.41)%	N/A	N/A	(2.87)%

127%	199%	116%	137%	151%	90%

Semi-Annual Report | April 30, 2012	23

Notes to Financial Statements

April 30, 2012 (Unaudited)

1. ORGANIZATION:

Organization and Nature of Operations — Stonebridge Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November1, 1998, currently has two active investment portfolios, the Stonebridge Institutional Small-Cap Growth Fund and the Stonebridge Small-Cap Growth Fund, each referred to as a “Series” or a “Fund” of the Trust. Stonebridge Institutional Small-Cap Growth Fund, also referred to as the Institutional Fund, and the Stonebridge Small-Cap Growth Fund, also referred to as the Small-Cap Fund, seek long-term growth of capital, with the production of short-term income as a secondary objective, through investing at least 80% of the Fund’s assets in companies with smaller market capitalizations (defined as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion) and generally investing in companies with strong balance sheets, high/growing return on invested capital, positive free cash flow, and earnings growth in excess of 20%.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Securities listed or traded on a registered securities exchange are valued at the last reported sales price on the day of computation or, if there is not a sale that day, the mean between the closing bid and asked price is used. For securities that are traded on NASDAQ, the NASDAQ Official Closing Price is used. Where market quotations of non-NASDAQ over-the-counter stocks or other securities are readily available, the mean between the bid and asked price is used. Short-term debt securities with maturities of less than 60 days are valued at amortized cost, which generally equals market value. Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair Value Committee in accordance with the methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, if a security has not been traded for an extended period of time, or if a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates the Funds’ net asset value, the Fair Value Committee will determine the security’s fair value. In making a determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

Fair Value Measurements — In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

24	Stonebridge Funds Trust

Notes to Financial Statements

April 30, 2012 (Unaudited)

Level 1-Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2-Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3-Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Funds’ investments carried at value:

Institutional Small-Cap Growth Fund (SBSCX)

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$12,526,063	$–	$–	$12,526,063
Money Market Mutual Funds	145,000	–	–	145,000

Total	$12,671,063	$–	$–	$12,671,063

Semi-Annual Report | April 30, 2012	25

Notes to Financial Statements

April 30, 2012 (Unaudited)

Small-Cap Growth Fund (SBAGX)

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,567,850	$–	$–	$5,567,850
Money Market Mutual Funds	89,387	–	–	89,387

Total	$5,657,237	$–	$–	$5,657,237

*For detailed Industry descriptions, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of April 30, 2012. For the period ended April 30, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

New Accounting Pronouncements — In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No.2011-04 amends FASBASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No.2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

Federal Income Taxes — The Trust’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds file income tax returns in the U.S. federal jurisdiction and the State of California. The statute of limitations on the Funds’ federal tax return filings remain open for the years ended October 31, 2008 through October 31, 2011. The Funds’ California tax return filings also remain open for the years ended October 31, 2008 through October 31, 2011. To the knowledge of Stonebridge Capital Management, Inc., there are no federal or California income tax returns currently under examination.

Allocation of Expense — Trust expenses which are not Series-specific are allocated to each Series based upon its relative proportion of net assets and/or open accounts to the Trust’s totals.

Other — Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis each Series uses for federal income tax purposes.

26	Stonebridge Funds Trust

Notes to Financial Statements

April 30, 2012 (Unaudited)

3. FEDERAL INCOME TAXES AND DISTRIBUTIONS:

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, at April 30, 2012 were as follows:

	Stonebridge Institutional Small-Cap Growth Fund	Stonebridge Small-Cap Growth Fund
Gross appreciation (excess of value over tax cost)	$ 1,009,927	$ 455,757
Gross depreciation (excess of tax cost over value)	(1,056,379)	(464,675)
Net unrealized depreciation	(46,452)	(8,918)

Cost of investments for income tax purposes	$ 12,717,515	$ 5,666,155

The difference between book-basis and tax-basis unrealized appreciation is due to wash sale losses.

Classifications of Distributions — Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Ordinary income distributions may include dividends paid from short-term capital gains. Also, due to the timing of dividends made, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Series.

Semi-Annual Report | April 30, 2012	27

Notes to Financial Statements

April 30, 2012 (Unaudited)

Distributions of net investment income, if any, are made annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

No distributions were paid during the year ended October 31, 2011 or the year ended October 31, 2010.

As of October 31, 2011, the components of net assets on a tax basis were:

	Stonebridge Institutional Small-Cap Growth Fund	Stonebridge Small-Cap Growth Fund
Accumulated Net Realized Loss on Investments	$(2,744,326)	$(298,739)
Net Unrealized Appreciation of Investments	716,456	338,041

Total	$(2,027,870)	$39,302

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2011, each Series had available for federal income tax purposes unused capital loss carryovers as follows:

Expiring	Institutional Small-Cap Growth Fund (SBSCX)	Small-Cap Growth Fund (SBAGX)
2017	$ 2,744,326	$ 298,739

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted in the United States of America. Accordingly, for the period ended October 31, 2011, certain differences were reclassified. The amounts reclassified did not affect net assets. The reclassifications were as follows:

Institutional Small-Cap Growth Fund (SBSCX)

	Undistributed Net Investment Income	Accumulated Capital Gains/(Losses)	Paid in Capital (PIC)
Increase/(Decrease)	$ 405,480	–	$ (405,480)

Included in the amounts reclassified was a net operating loss offset to PIC of:			$ 405,480

28	Stonebridge Funds Trust

Notes to Financial Statements

April 30, 2012 (Unaudited)

Small-Cap Growth Fund (SBAGX)

	Undistributed Net Investment Income	Accumulated Capital Gains/(Losses)	Paid in Capital (PIC)
Increase/(Decrease)	$ 239,239	–	$ (239,239)

Included in the amounts reclassified was a net operating loss offset to PIC of:			$ 239,239

4. INVESTMENT TRANSACTIONS:

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the six months ended April 30, 2012, was as follows:

	Purchases	Sales
Institutional Small-Cap Growth Fund (SBSCX)	$16,110,413	$16,996,822

Small-Cap Growth Fund (SBAGX)	7,170,236	7,623,482

5. SHARES OF BENEFICIAL INTEREST:

As of April 30, 2012, there were an unlimited number of shares of beneficial interest authorized for each Series. Transactions in shares of beneficial interest for the period ended April 30, 2012 and the year ended October 31, 2011, were as follows:

Institutional Small-Cap Growth Fund (SBSCX)

	Six Months Ended April 30, 2012 Shares	Six Months Ended April 30, 2012 Amount	Year Ended October 31, 2011 Shares	Year Ended October 31, 2011 Amount
Shares Sold	1,367	$11,555	18,026	$139,492
Shares Issued in
Reinvestment of
Dividends	–	–	–	–

Total	1,367	11,555	18,026	139,492

Less Shares Redeemed,
Net of Redemption
Fees	(69,551)	(585,187)	(148,207)	(1,247,694)

Net Decrease	(68,184)	$(573,632)	(130,181)	$(1,108,202)

Semi-Annual Report | April 30, 2012	29

Notes to Financial Statements

April 30, 2012 (Unaudited)

Small-Cap Growth Fund (SBAGX)

	Six Months Ended April 30, 2012 Shares	Six Months Ended April 30, 2012 Amount	Year Ended October 31, 2011 Shares	Year Ended October 31, 2011 Amount
Shares Sold	276	$2,258	31,043	$240,520
Shares Issued in
Reinvestment of
Dividends	–	–	–	–

Total	276	2,258	31,043	240,520

Less Shares Redeemed,
Net of Redemption
Fees	(38,394)	(298,153)	(45,770)	(379,371)

Net Decrease	(38,118)	$(295,895)	(14,727)	$(138,851)

The Funds charge a redemption fee of 2.00% on shares held 30 days or less. During the six months ended April 30, 2012, the Small-Cap Growth Fund (SBAGX) received $10 and there were no redemption fees received by Institutional Small-Cap Growth Fund (SBSCX).

6. TRANSACTIONS WITH AFFILIATES:

The Trust has entered into an advisory agreement with Stonebridge Capital Management, Inc. (the “Adviser”) with respect to each Series. The advisory agreements have been approved by the Trust’s Board of Trustees and shareholders. Pursuant to its advisory agreements with the Trust, the Adviser is entitled to investment advisory fees, computed daily and payable monthly, at annual rates of 0.75% and 0.75% of the average daily net assets of the Institutional Fund and the Small-Cap Fund, respectively.

On November 2, 1998, the Trust entered into an administration agreement with ALPS Fund Services, Inc. (“ALPS”). The administration agreement provides that ALPS will receive a monthly administration fee equal to the annual rate of 0.10% of the average daily net assets in each Series up to $250,000,000 and 0.075% of the average daily net assets of each Series in excess of $250,000,000, and that ALPS’ fee will be no less than $6,250 per month per Series.

ALPS Distributors, Inc. serves as the principal underwriter for shares of both the Institutional Fund and the Small-Cap Fund and acts as each Fund’s distributor in a continuous public offering of each Fund’s shares.

7. SUBSEQUENT EVENTS:

In preparing these financial statements, the Trust has evaluated events and transactions  for potential recognition or disclosure resulting from subsequent events.

30	Stonebridge Funds Trust

Additional Information

April 30, 2012 (Unaudited)

1. SHAREHOLDER TAX INFORMATION:

Certain tax information regarding each Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended October 31, 2011. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2011.

2. PROXY VOTING INFORMATION:

Trust policies and procedures used in determining how to vote proxies relating to the Funds’ portfolio securities and information regarding proxies voted by the Funds during the most recent 12-month period ended June 30 are available without a charge, upon request, by contacting Stonebridge Funds at 1-800-639-3935 and on the Securities Exchange Commission’s (“SEC”) website at http://www.sec.gov.

3. FUND HOLDINGS:

The complete schedules of Fund holdings at the end of the second and fourth quarters of each fiscal year are contained in the Funds’ semi-annual and annual shareholder reports, respectively. The Trust files complete schedules of Fund holdings with the SEC at the end of the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Trust’s Form N-Q filings are available without charge, upon request, by contacting Stonebridge Funds at 1-800-639-3935 and on the SEC’s website at http://www.sec.gov. You may also review and copy the Trust’s Form N-Q filings at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

4. OTHER:

The following entities owned of record or beneficially, as of April 30, 2012, 5% or greater of the Funds’ outstanding shares:

Fund	Name	Percentage
Institutional Small-Cap Growth Fund (SBSCX)	Charles Schwab & Co, Inc.	10.86%
Small-Cap Growth Fund (SBAGX)	Charles Schwab & Co, Inc.	63.81%

Trustee Compensation: The Trust pays a quarterly retainer of $2,500 and $500 per meeting to each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (each, an “Independent Trustee”). The Independent Trustees are reimbursed for any out-of-pocket expenses relating to attendance at meetings.

5. BOARD APPROVAL OF ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”) is comprised of three Trustees, two of whom are Independent Trustees. During the six months ended April 30, 2012, the Board unanimously approved renewal of the Trust’s investment advisory agreements (together, the “Investment Advisory Agreements”) with the Adviser on behalf of each of the Small-Cap Fund and the Institutional Fund to November 1, 2012.

The following information describes the Board’s considerations associated with its review of the Investment Advisory Agreements. In connection with their deliberations, the Board and the Independent Trustees considered such information and factors as they believed, in light of the

Semi-Annual Report | April 30, 2012	31

Additional Information

April 30, 2012 (Unaudited)

legal advice furnished to them and their own business judgment, to be relevant. Each Investment Advisory Agreement was considered separately for each respective Fund, although the Board took into account the common interests of both Funds in its review. In deciding to approve the renewal of the Investment Advisory Agreements, the Board and the Independent Trustees did not identify a single factor as controlling, and each Trustee may have assigned a different level of significance to different factors.

The Board discussed the renewal of the Investment Advisory Agreements with management, and the Independent Trustees met in a private session with counsel at which no representatives of the Adviser were present. The Board noted that it had last renewed the Investment Advisory Agreements at its meeting held on September 13, 2011 for a six-month period expiring on May 1, 2012. The Board noted that it and the Independent Trustees had received and considered a substantial amount of information at the September 13 meeting regarding the Adviser and the Funds, including the nature and quality of the Adviser’s advisory services in respect of the Funds, the Funds’ performance, and the Funds’ fees and expenses; that due consideration had been given to that information and other factors at the September 13 meeting; and that there had not been any material change in their assessment during the intervening months.

The Board and the Independent Trustees noted that they had limited the latest renewal of the Investment Advisory Agreements to six months pending a formal recommendation by management regarding the reorganization of the Funds as a means of seeking to reduce their expenses. In this regard, the Board and the Independent Trustees considered that renewing the Investment Advisory Agreements would further facilitate their goal of addressing the Funds’ expense ratios and their effect on performance. The Board noted that the Adviser had made substantial progress in seeking to reorganize the Funds and that approval of the Investment Advisory Agreements was necessary to facilitate continued management of the Funds in accordance with their investment objectives and strategies leading up to the completion of the reorganizations.

Based on their review, the Board and the Independent Trustees concluded that it would be in the best interests of each Fund and its shareholders to renew the Investment Advisory Agreements for an additional six-month period.

DISCLOSURE OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 30 days of purchase); and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2011 and held until April 30, 2012.

Actual Return. The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

32	Stonebridge Funds Trust

Additional Information

April 30, 2012 (Unaudited)

Hypothetical 5% Return. The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If the transaction fees were included, your costs would be higher.

Institutional Small-Cap Growth Fund (SBSCX)
	Beginning Account Value at 11/01/11	Ending Account Value at 4/30/12	Expense Paid During Period* 11/01/11 to 4/30/12
Actual Fund Return	$ 1,000.00	$ 1,069.60	$ 18.11
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,007.36	$ 17.57

*

Expenses are equal to the Institutional Small-Cap Growth Fund’s (SBSCX) annualized expense ratio of 3.52%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182)/366 (to reflect the half-year period).

Small-Cap Growth Fund (SBAGX)
	Beginning Account Value at 11/01/11	Ending Account Value at 4/30/12	Expense Paid During Period* 11/01/11 to 4/30/12
Actual Fund Return	$ 1,000.00	$ 1,063.00	$ 23.54
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,002.04	$ 22.85

*

Expenses are equal to the Small-Cap Growth Fund’s (SBAGX) annualized expense ratio of 4.59%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182)/366 (to reflect the half-year period).

Semi-Annual Report | April 30, 2012	33

Trustees & Officers

April 30, 2012 (Unaudited)

The business affairs of Stonebridge Funds Trust (the “Trust”) are managed under the oversight of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware, the Trust’s Agreement and Declaration of Trust, and the Investment Company Act of 1940, as amended (the “1940 Act”). Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Any Trustee who is deemed to be an interested person of the Trust as defined in the 1940 Act is referred to as an “Interested Trustee.” The Trust’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll-free 1-800-639-3935.

INDEPENDENT TRUSTEES
Name, Address(1) & Age	Position(s) Held With Funds	Term of Office(2) and Length of Time Served / Number of Funds Overseen by Trustee	Principal Occupation(s) During the Past Five Years /Other Directorships(3) Held by Trustee
Selvyn B. Bleifer, MD Born 1929	Trustee	Since November 1, 1998 / 2	Physician, Cardiovascular Medical Group / None
Marvin Freedman Born 1925	Trustee	Since November 1, 1998 / 2	Retired Founding Partner, Freedman Broder & Company Accountancy Corporation, Certified Public Accountants / None

INTERESTED TRUSTEE AND OFFICER
Richard C. Barrett, CFA(4) (5) Born 1941	Chairman of the Board, President and Trustee	Since November 1, 1998 / 2	President and Chairman of the Board, Stonebridge Capital Management, Inc. /None

34	Stonebridge Funds Trust

Trustees & Officers

April 30, 2012 (Unaudited)

OTHER OFFICERS
Name, Address(1) & Age	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years
Debra L. Newman(5) Born 1955	Vice President, Treasurer and Chief Compliance Officer	Since November 1, 1998	Vice President, Chief Financial Officer, Chief Compliance Officer, Secretary and Managing Director, Stonebridge Capital Management, Inc.
Matthew W. Markatos, CFA, CIC Born 1973	Vice President	Since March 25, 2003	Executive Vice President and Managing Director, Stonebridge Capital Management, Inc.
Dawn K.C. Cotten Born 1977	Secretary and Assistant Treasurer	Since July 19, 2011

Fund Controller, ALPS Fund Services (2009-present); Assistant Vice President of Fund

Accounting, Madison Capital Management (2009); Financial Reporting Manager, Janus Capital Group (2000-2009) Ms. Cotten is also Assistant Treasurer of the James Advantage Funds, Clough Global Allocation Fund, Clough Global Opportunities Fund, Clough Global Equity Fund, and RiverNorth Funds.

(1)	Each Trustee and officer may be contacted by writing to the Trustee or officer, c/o Stonebridge Funds Trust, 1290 Broadway, Suite 1100, Denver, CO 80203.

(2)

The Trust’s Declaration of Trust provides that the Trustees hold office until their resignation, removal, death, or other incapacity, or until their successors have been elected and qualified. The Trust’s by- laws provide that the officers are elected annually to their offices by the Trustees. The officers hold their offices until the next election and until their successors have been elected and qualified, or until their resignation or removal.

(3)

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.

(4)	Mr. Barrett is an “interested person” of the Trust by virtue of his position with the Adviser.

(5)	Mr. Barrett and Ms. Newman are married.

Semi-Annual Report | April 30, 2012	35

Stonebridge Small-Cap Growth Fund (SBAGX)

Stonebridge Institutional Small-Cap Growth Fund (SBSCX)

OFFICERS AND TRUSTEES

Richard C. Barrett, CFA, Chairman,

Board of Trustees & President

Debra L. Newman, Vice President, Treasurer,

& Chief Compliance Officer

Matthew W. Markatos, CFA, Vice President

Selvyn B. Bleifer, M.D., Trustee

Marvin Freedman, Trustee

Dawn K.C. Cotten, Secretary,

Assistant Treasurer

INVESTMENT ADVISER

Stonebridge Capital Management, Incorporated

1801 Century Park East, Suite 1800

Los Angeles, California 90067

ADMINISTRATOR & FUND ACOUNTANT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

TRANSFER AGENT

Boston Financial Data Services-Midwest

330 West 9th Street

Kansas City, Missouri 64105

CUSTODIAN

Fifth Third Bank

Fifth Third Center

38 Fountain Square Plaza

Cincinnati, Ohio 45263

LEGAL COUNSEL

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

This report and its financial statements are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President (Principal Executive Officer)

Date:	July 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President (Principal Executive Officer)

Date:	July 5, 2012

By:	/s/ Debra L. Newman
Debra L. Newman
Vice President and Treasurer
(Principal Financial Officer)

Date:	July 5, 2012